Accounts Payable and Accrued Liabilities	6 Months Ended
Jun. 30, 2014
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
7	Accounts payable and accrued liabilities

	June 30, 2014 $	December 31, 2013 $	December 31, 2012 $

Trade payables	244,906	140,457	677,615
Payable to related parties (note 10)	54,960	109,030	447,777

	299,866	249,487	1,125,392

During the year ended December 31, 2012, the Company issued 500,000 common shares valued at $253,050 (CA$250,000) as partial settlement of the Company’s accounts payable balance with Valent (note 10). The fair value of the shares issued as partial settlement was based on the financing which occurred during the year ended December 31, 2012.